Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The following table presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet.
	As of December 31, 2022	As of December 31, 2023
	US$	US$
Right-of-use assets, net	443	830
Impairment of right-of-use assets	—	—
Right-of-use assets, net	443	830
Operating lease liabilities – current	188	241
Operating lease liabilities – non-current	231	569
Total operating lease liabilities	419	810

Schedule of Maturity of Operating Lease Liabilities	The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:
	Land & Plant lease	Office and other leases	Total
2024	$131	$143	$274
2025	105	0	105
2026	75	0	75
2027	75	0	75
2028	80	0	80
Thereafter	344	0	344
Total	809	144	953
Less: imputed interest	139	4	143
Present value of lease liabilities	$670	$140	$810